May 1, 2008

VIA EDGAR

The United States Securities and
Exchange Commission
SEC Headquarters
100 F Street, NE
Washington, D.C. 20549-0506

Re:          Nationwide Life Insurance Company
Nationwide Variable Account-II
Pre-Effective Amendment No. 3
File Number 333-140621

Ladies and Gentlemen:

On behalf of Nationwide Life Insurance Company (“Nationwide”) and its Nationwide Variable Account-II (“Variable Account”), we are filing this Pre-Effective Amendment No. 3 to the Registration Statement indicated above.  This filing is being made electronically via EDGAR in accordance with Regulation S-T.

On February 12, 2007, Nationwide filed an initial Registration Statement on Form N-4 for Flexible Premium Variable Annuity Contracts to be offered through the Variable Account.  Nationwide received your written comments in a letter dated April 7, 2007.  On August 16, 2007, Nationwide filed Pre-Effective Amendment No. 1 to the Registration Statement.  Nationwide received your oral comments on November 5, 2007.  On March 18, 2008, Nationwide filed Pre-Effective Amendment No. 2 to the Registration Statement.  Nationwide received your oral comments on April 7, 2008.  We have reviewed those comments and respectfully submit the following responses and revisions (incorporated into this Pre-Effective Amendment No. 3) to address the comments.  The Pre-Effective Amendment No. 3 is redlined for ease of reference.

Comment 1.                           Cover Page & Fund List.
a.	Please include the statement that all additional information (not just the Statement of Additional Information) is available without charge.

Response. We have revised the third paragraph of the boxed text on the cover page to read as follows:

To obtain free copies of the Statement of Additional Information and other information about the variable account that has been filed with the SEC, call 1-800-848-6331 (TDD 1-800-238-3035) or write:
Nationwide Life Insurance Company
5100 Rings Road, RR1-04-F4
Dublin, Ohio 43017-1522

b.
In the fund list, please indicate which funds are fund-of-funds and note that expenses for those funds will be higher due to the layering of fees.  You may use a similar approach as that which is used to designate funds with short-term trading fees.  Alternatively, include prominent language stating that some of the available funds are fund-of-funds, and thus have higher expenses, and then indicate that these types of fund are identified in Appendix A.

Response. We have amended the fund list on the cover page to reflect the addition of the “ù” symbol to those underlying mutual funds that are funds of funds.  Additionally, the following text has been added at the end of the fund list:

ùThese underlying mutual funds are funds of funds. Expenses for these underlying mutual funds may be higher than funds that do not utilize the fund of funds structure.

Comment 2.                           Underlying Fund Fee Table and Example Table.
a.	Please confirm that the minimum and maximum expenses in the fund fee table reflects any acquired fund fees and expenses.

Response.  The minimum and maximum total operating expenses reflected in the “Underlying Mutual Fund Annual Expenses” table do reflect any acquired fund fees and expenses as disclosed in the respective underlying mutual fund prospectus.

b.
For the Traditions product, please present the example with the higher expenses first, but indicate in bold that (1) the example reflects a contract with the no-CDSC option; (2) that example does not show the effect of the CDSC that applies to all contracts without that option, and (3) the second example shows the impact of the CDSC and reflects the most expensive contract you can buy without that no-CDSC option.

Response.  Upon further consideration, we have elected to remove the example expense table that reflected an election of the No CDSC Option.  The remaining example expense table reflects the maximum CDSC and the maximum expenses that could be applicable to a contract (2.60%), as required by Form N-4.  (Election of the No CDSC Option precludes election of either the Capital Preservation Plus Lifetime Income Option or a Lifetime Income Option.)

Comment 3.                           Optional Contract Benefits, Charges & Deductions.  Please delete the word “[g]enerally” from the beginning of the disclosure for each of the three death benefit options or add disclosure explaining the when and how the death benefit will be different.  Also, please correct the page number for the cross references to “Death Benefit Calculations” which appears on page 45 rather than page 44 as stated.

Response.  We have removed the word “generally” from the beginning of each of the death benefit options.  Additionally, cross referenced page numbers have been corrected.

Comment 4.                           CPPLI: Preservation Phase.
a.
Introductory Paragraph.  Please revise the first sentence to move the phrase “and possibly additional subsequent” elsewhere in that sentence, or address subsequent CPP Program periods in a separate sentence.  The current placement makes the sentence hard to understand.

Response.  We have revised the first sentence of this provision to read as follows: “The Preservation Phase of the CPPLI Option is the period of time during which any CPP Program is in effect.”

b.
“Enhanced”: Inconsistent References.  Please refer to the “enhanced” version of the CPPLI Option consistently.  Currently, there is a header on page 23 called “Enhanced Capital Preservation Plus Program” which seems to refer to program periods in which special investment option rules apply.  However, under “Transfers During the CPP Program Period” in the next column, the second paragraph refers to “an enhanced CPPLI Option.”  Is the option itself an enhanced option, or is the particular program period “enhanced”?  Are these the same thing?  If so, please refer to them the same way.  If not, please distinguish between the two and consider using more distinct names for each.

Response.  We have revised the disclosure in several places to indicate that the CPP Program is the feature that is enhanced, and not the CPPLI Option.

Comment 5.                           CPPLI: Immediate Withdrawal Benefit Option.
a.
Introduction.  Please revise the first paragraph so it clearly states that invoking the immediate withdrawal benefit: (1) terminates the lifetime aspect of the option; (2) terminates the preservation element of the preservation phase; (3) prevents the withdrawal phase from ever kicking in; (4) converts the rider to a non-lifetime withdrawal benefit that ends when the cumulative value of all withdrawals reaches a certain amount; (5) sets that maximum cumulative withdrawal value at whatever the benefit base is on the day the option is elected; and (6) results in situations where contractowners may be entitled to less than the maximum benefit unless their withdrawal activity stays within certain limits.  Also, please consider adding a brief, very general explanation telling why a contractowner might invoke the Immediate Withdrawal Benefit option rather than taking lifetime withdrawals after the CPP period ends.

Response.  We have revised and reorganized the disclosure in the introduction to this provision to read as follows:

During any CPP Program, the contract owner can invoke the immediate withdrawal benefit and begin taking withdrawals of up to 6% of the immediate withdrawal base annually until the remaining immediate withdrawal base is exhausted.  Invoking the immediate withdrawal benefit option changes the nature and operation of the CPPLI Option as follows:

•	By invoking the immediate withdrawal benefit option, the contract owner forfeits any return of principal guarantee associated with the current CPP Program.

•	The contract owner will not be permitted to enter into the Withdrawal Phase of the CPPLI Option and consequently, will not be entitled to lifetime withdrawals.

•
The maximum amount available to be withdrawn under the immediate withdrawal benefit option is limited to the immediate withdrawal base as of the date the immediate withdrawal benefit option is elected.

•
The amount available for withdrawal under the immediate withdrawal benefit option will be reduced if the contract owner takes excess withdrawals (withdrawals in excess of 6% of the immediate withdrawal base).

Except as otherwise provided herein, the conditions described in the “Conditions Imposed During the CPP Program Period” subsection remain in effect after the immediate withdrawal benefit option is invoked.

A contract owner wishing to invoke the immediate withdrawal benefit option must affirmatively elect to do so using a form approved by Nationwide.  Note: A surrender request alone will not initiate the immediate withdrawal benefit option.

The contract value allocations will remain subject to the allocation terms and conditions of the current CPP Program until such CPP Program would have matured.  On such CPP Program’s maturity date, the contract owner will be required to reallocate the contract value into and among a specified list of investment options, which will not include GTO options. If the contract owner does not provide the required reallocation instructions by the date on which the CPP Program would have matured, Nationwide will assume that the contract owner intends to terminate the CPPLI Option.  Accordingly, Nationwide will no longer assess the charge associated with the option, all benefits associated the option will terminate, and all conditions associated with the option are removed.  The contract's variable investment allocations will remain the same as they were prior to the termination (unless Nationwide is instructed otherwise) and the contract value previously allocated to the GTO will be allocated to the money market sub-account.

Immediate withdrawals are subject to the CDSC provisions of the contract.  Application of the CDSC could cause the gross surrender (the surrender amount plus the CDSC) to exceed the 6% benefit amount.  To avoid this, contract owners can request to receive the surrender net of the CDSC amount.  The gross amount of the surrender (including the CDSC) is the amount used to determine whether the surrender exceeds the 6% benefit amount.

Nationwide may discontinue offering the immediate withdrawal benefit option.  If the benefit is discontinued, contract owners who have elected the CPPLI Option prior to its discontinuation will be permitted to invoke the benefit (subject to the conditions herein).

Immediate withdrawals taken to satisfy minimum distribution requirements under the Internal Revenue Code could result in surrenders that exceed the 6% benefit amount, resulting in a decrease to the immediate withdrawal base.

b.
Prominent Disclosure.  Please consider using bold font for the 2nd sentence of the 3rd paragraph and the 2nd sentence of the 5th paragraph since these are critical ways in which this option acts very different from the original way the CPPLI Option functions.

Response.  Please see our response to Comment 5(a) above.

c.	Determining the Immediate Withdrawal Base Value. Please consider adding an example to show how the “proportionally reduced by...” language works.

Response.  We have added the following example calculation of the proportional reduction calculation:

The proportion in (2) can also be described as follows:

(A ÷ B) x C

where:

A = is the amount surrendered that exceeds the 6% benefit amount;

B = the contract value (after the surrender of the 6% benefit amount); and

C = the immediate withdrawal base.

For example:
Immediate withdrawal base:	$100,000
Contract value on date of withdrawal:	$92,000
Actual withdrawal amount:	$9,000
“Allowable” withdrawal amount (6% of $100,000):	$6,000
Contract value (after “allowable” withdrawal) ($92,000 - $6,000):	$86,000
Proportional reduction amount ($3,000 ÷ $86,000) x $100,000:	$3,488

d.
Impact of Taking Withdrawals Under the Immediate Withdrawal Benefit Option.  Please consider amending the 2nd paragraph under the example in this provision to indicate that surrenders also reduce the remaining immediate withdrawal base which measures the remaining value of the immediate withdrawal benefit.

Response.  We have revised and combined the two paragraphs after the new example to read as follows:

Each surrender taken under the immediate withdrawal benefit option that is not an excess surrender (as discussed herein) reduces the remaining immediate withdrawal base on a dollar for dollar basis, which reduces the amount that may be subsequently withdrawn under the immediate withdrawal benefit option.  Additionally, all surrenders taken under the immediate withdrawal benefit option reduce the contract value (and therefore the amount available for annuitization) and the death benefit.  Any portion of the immediate withdrawal benefit that is not taken in a given contract year is forfeited and may not be claimed in a subsequent contract year.

e.
Proportional Reduction Equation Disclosure.  In the paragraph immediately following “C =” of the proportional reduction equation, please consider putting the last sentence in bold and clarifying the sentence before it.  The sentence should convey that the greater the decline in the market, the more an excess withdrawal will erode the remaining value of the immediate withdrawal benefit.

Response.  We have revised the paragraph immediately following “C =” of the proportional reduction equation to read as follows:

When a surrender occurs at a time when the market is doing well enough that the contract value exceeds the immediate withdrawal base, excess surrenders will result in a dollar for dollar reduction in the immediate withdrawal base.  When a surrender occurs at a time when the market has declined so that the contract value is less than the immediate withdrawal base, excess surrenders will result in a proportional reduction to the immediate withdrawal base.  Furthermore, the more the market has declined (i.e., the greater the difference between the contract value and the immediate withdrawal base), the greater impact that the proportional reduction will have on the remaining immediate withdrawal base, which will result in a larger decrease to the overall immediate withdrawal benefit.

Comment 5.                           Withdrawal Phase.  Please consider adding an introduction to this section showing how this phase differs from the Immediate Withdrawal Option.  Specifically: Unlike the Immediate Withdrawal Benefit during the Preservation Phase, the “default” Withdrawal Phase under the CPPLI Option (1) does not limit the maximum value of the benefit; (2) does not use cumulative withdrawals as a factor in calculating the benefit; (3) permits annual withdrawals for life provided the contractowner’s withdrawal activity stays within proscribed limits, and (4) could pay more than the remaining contract value or benefit base value over time.

Response.  We have revised the first paragraph of this provision to read as follows:

The lifetime withdrawal benefit of the CPPLI Option permits the contract owner to take lifetime withdrawals, up to a certain amount each year, even after the contract value is zero.  In other words, there is no maximum amount that can be withdrawn under the option.  Over time, the contract owner could receive more than the contract value.  Note, however, that this lifetime income stream is distinct from the annuitization phase of the contract.

Comment 6.                           Succession of Rights.
a.
In the first sentence of the second paragraph of the “Death of Determining Life in the Preservation Phase” subsection, please clarify what is meant by “any remaining immediate withdrawal base is ‘guaranteed.’”  Does it mean that the contractowner’s beneficiary can still withdraw the cumulative value of whatever the remaining immediate withdrawal benefit base was when the contractowner died?  What are the alternatives the beneficiary could get instead?

Response.  We have revised the second paragraph of this provision to read as follows:

If the immediate withdrawal benefit option was invoked prior to the contract owner’s death, and the contract owner’s death results in the contract being continued (i.e. does not result in payment of the death benefit proceeds), the CPPLI Option will continue in force with the immediate withdrawal benefit option invoked.  The values of the immediate withdrawal base and the remaining immediate withdrawal base remain the same as they were prior to the contract owner’s death.  In other words, the new owner may request withdrawals until the remaining immediate withdrawal base is zero at which point the contract terminates.

b.
In the last sentence of the second paragraph of the same provision, it does the new contractowner have to request withdrawals?  The language sounds like the new owner automatically receives them, instead of having to take some affirmative action to get them.

Response.  Please see our response to Comment 6(a) above.

c.
What does the last paragraph of this provision refer to?  What are the “complex consequences that are unique to the CPPLI Option?”  Can they be summarized?  Can you provide a few examples?  Maybe some worst-case scenarios?

Response.  Upon further consideration, we have removed this paragraph.

Comment 7.                           Lifetime Income Options - Generally.  Please consider adding the following language to the end of the first sentence under this heading, “with no principal protection period.”

Response.  We have revised the first sentence under this provision to read as follows: “Unlike the CPPLI Option, the 7% and 5% Lifetime Income Options are designed for exclusively contract withdrawal benefits, with no principal protection period.

Comment 8.                           Settlement Options.  These comments apply to both the 7% and 5% provisions.
a.	In the first sentence of this section, please consider substituting the words “option of continuing to take or receive” for “ability to continue.”

Response.  We have revised the first sentence in this section as follows:  “If, after beginning the lifetime income surrenders, a contract owner’s contract value falls to zero and there is still a positive Current Income Benefit Base, Nationwide will provide the contract owner with one or more settlement options (in addition to the option of continuing to take or receive annual benefit payments).”

b.	Please explain why anyone would prefer the age-based lump sum rather than the underwritten lump sum if the underwritten amount will always be equal or higher.

Response.  We have revised the first paragraph after the list of the three settlement options to read as follows:

The options listed above each result in a different amount ultimately received under the 7% Lifetime Income Benefit Option.  The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a contract owner is healthier than the normal population.  Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount.  Election of the Age Based Lump Sum Settlement Option enables the contract owner to receive payment without a medical exam, which could potentially delay payment.  Before selecting a settlement option, consult with a qualified financial advisor to determine which option is best for you based on your individual financial situation and needs.

Comment 9.                           Termination of Benefit.  This comment applies to both the 7% and 5% provisions: Please clarify whether this option terminates if the contractowner allocates value (via purchase payment or transfer) to an option outside of the limited investment options identified as “permitted” with this rider.

Response.  Allocation to a non-permitted investment option will not terminate this option.  Rather, the allocation request will not be honored.  We have revised the fourth paragraph of the 7% Lifetime Income Option provision to read as follows:

Election of the 7% Lifetime Income Option requires that the contract owner, until annuitization, allocate the entire contract value to a limited set of investment options currently available in the contract.  For the list of investment options available under this option, please see "Income Benefit Investment Options” later in this prospectus.  Allocations to investment options other than those listed in the “Income Benefit Investment Options” chart will not be honored; they will be treated as though no allocation request was submitted.  Allocation to a GTO and/or the fixed account is not permitted.  The contract owner may reallocate the contract value among the limited set of investment options in accordance with the “Transfers Prior to Annuitization” provision.

The same disclosure change was made to the 5% Lifetime Income Option provision.

Comment 10. Right to Examine & Cancel.  Please confirm the basis for not returning income tax withholding if the annuity is not employer sponsored.

Response.  As per section 3405 of the Internal Revue Code, annuity income is subject to income tax withholding even if it is earned during a free look period.  Nationwide’s procedures for withholding income tax from free looked contracts entails withholding such tax unless the contract owner, after being given an opportunity to do so, elects to opt out of such withholding (provided they are eligible to opt out under the Internal Revenue Code).

Note: Our prior comment noted that the previous version said (in two places) that the refund is contract value plus any tax charge deducted “less” federal and state income tax withholding.  We asked for an explanation of the basis for failing to return income tax withholding for non-employer-sponsored plans.  Nationwide did not address the comment in their response letter, nor did they change the disclosure.

Comment 11. Combination Enhanced Death Benefit II Option.  The revised disclosure no longer includes the statement, “[i]f the 30% threshold is reached because of a combination of market performance and contract owner actions, and would not have been reached but for the market performance, interest will continue to accrue at 5%.”  If the deleted statement was incorrect, please add new disclosure stating that the interest will not continue to accrue at the 5% even if the 30% threshold is met due to market performance or a combination of contract owner actions and market performance.  Otherwise, please put the deleted sentence back in the disclosure.

Response.  We have revised the disclosure to add the above-referenced sentence back into this provision.  The revised paragraph reads as follows:

If, after the first contract anniversary, the fixed account allocation becomes greater than 30% of the contract value solely due to the application of additional purchase payments, additional surrenders, or transfers among investment options, then for purposes of calculating the 5% interest anniversary value, 0% will accrue for that year.  If, however, the 30% threshold is reached due to a combination of market performance and contract owner actions, and would not have been reached but for the market performance, interest will continue to accrue at 5%.

Comment 12. Financial Statements.  Please add the required financial statements and exhibits, as required by Form N-4.

Response.  All financial statements and exhibits are included in this Pre-Effective Amendment No. 3, or incorporated by reference, as required by Form N-4.

* * * * *

Other changes to Pre-Effective Amendment No. 3 are as follows:
•	The list of underlying mutual funds (and other corresponding information) available under the contract has been updated to add additional underlying mutual funds.
•	The minimum and maximum underlying mutual fund expenses have been updated.
•	Part C information has been updated.
•	Other non-material changes have been made to clarify disclosure among products.

Please contact me directly at (614) 249-8782 if you have any questions regarding this filing.

Sincerely,

Jamie Ruff Casto
Managing Counsel
Nationwide Life Insurance Company